Cash and Cash Equivalents and Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Statement [LineItems]
Cash and cash equivalents	$ 16,714	$ 13,899
Discontinued operations [member]
Statement [LineItems]
Cash and cash equivalents	$ 492